Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 34,048	$ 24,624
Less: accumulated depreciation	(19,454)	(12,188)
Total property and equipment, net	14,594	12,436
Computer Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	23,015	15,053
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,261	3,458
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	3,428	3,073
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 3,344	$ 3,040